VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Business - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Business [Line Items]
Total value of in-force business	£ 4,839	£ 5,042
In-Force [Member]
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Business [Line Items]
Acquired value of in-force non-participating investment contracts	306	340
Value of in-force insurance and participating investment contracts	4,533	4,702
Total value of in-force business	£ 4,839	£ 5,042